S000003879 [Member] Investment Objectives and Goals - Putnam VT Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summary
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.